Provisions and other non-financial liabilities (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Provisions and other non-financial liabilities [Line Items]
Total provisions, initial balance	$ 93,446	$ 50,846	$ 40,402
Changes in provisions:
Additional provisions	99,336	60,923	57,110
Provision used	(54,778)	(18,338)	(1,061)
Increase(decrease) in foreign currency exchange	0	9	128
others	15	6	467
Total Increase (decreases)	44,573	42,600	10,444
Total provisions, final balance	138,019	93,446	50,846
Legal proceedings provision [member]
Disclosure of Provisions and other non-financial liabilities [Line Items]
Total provisions, initial balance	19,419	23,867	21,067
Changes in provisions:
Additional provisions	1,000	6,352	2,800
Provision used	(5,557)	(10,800)	0
Increase(decrease) in foreign currency exchange	0	0	0
others	0	0	0
Total Increase (decreases)	(4,557)	(4,448)	2,800
Total provisions, final balance	14,862	19,419	23,867
Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of Provisions and other non-financial liabilities [Line Items]
Total provisions, initial balance	26,954	5,890	5,890
Changes in provisions:
Additional provisions	1,820	21,064	0
Provision used	0	0	0
Increase(decrease) in foreign currency exchange	0	0	0
others	48	0	0
Total Increase (decreases)	1,868	21,064	0
Total provisions, final balance	28,822	26,954	5,890
Miscellaneous other provisions [member]
Disclosure of Provisions and other non-financial liabilities [Line Items]
Total provisions, initial balance	47,073	21,089	13,445
Changes in provisions:
Additional provisions	96,516	33,507	54,310
Provision used	(49,221)	(7,538)	(47,261)
Increase(decrease) in foreign currency exchange	0	9	128
others	(33)	6	467
Total Increase (decreases)	47,262	25,984	7,644
Total provisions, final balance	$ 94,335	$ 47,073	$ 21,089